Business Combination (Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition) (Detail) - JPY (¥) ¥ in Millions						12 Months Ended
		Nov. 03, 2015	Oct. 19, 2015	Sep. 04, 2015	Oct. 01, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition [Line Items]
Purchase price (Cash)						¥ 21,950	¥ 1,843	¥ 15,975
Goodwill						¥ 102,599	¥ 102,167	¥ 116,632
Kyocera Circuit Solutions, Inc. (KCS)
Business Acquisition [Line Items]
Cash and cash equivalents					¥ 3,303
Trade receivables					8,231
Inventories					3,946
Others					910
Total current assets					16,390
Property, plant and equipment					5,413
Intangible assets					3,134
Others					860
Total non-current assets					9,407
Total assets					25,797
Trade notes and accounts payable					5,241
Others					3,202
Total current liabilities					8,443
Non-current liabilities					3,486
Total liabilities					11,929
Total identified assets and liabilities					13,868
Purchase price (Cash)					19,416
Goodwill					¥ 5,548
Nihon Inter Electronics Corporation
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 1,976
Trade receivables				5,630
Inventories				5,761
Others				183
Total current assets				13,550
Property, plant and equipment				4,527
Intangible assets				1,760
Others				396
Total non-current assets				6,683
Total assets				20,233
Short-term borrowings				3,722
Current portion of long-term debt				480
Trade notes and accounts payable				3,147
Others				951
Total current liabilities				8,300
Non-current liabilities				5,265
Total liabilities				13,565
Total identified assets and liabilities				6,668
The fair value of business as of November 3, 2015	[1]			17,274
Purchase price (Cash)				12,134
Goodwill	[2]			¥ 10,606
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 204
Trade receivables			1,079
Inventories			762
Others			569
Total current assets			2,614
Property, plant and equipment			222
Intangible assets			2,617
Others			424
Total non-current assets			3,263
Total assets			5,877
Current portion of long-term debt			364
Trade notes and accounts payable			391
Others			284
Total current liabilities			1,039
Deferred income taxes			539
Others			702
Non-current liabilities			1,241
Total liabilities			2,280
Total identified assets and liabilities			3,597
The fair value of business as of November 3, 2015			5,733
Purchase price (Cash)			3,538
Goodwill	[2]		¥ 2,136
Ceyoniq Technology GmbH
Business Acquisition [Line Items]
Cash and cash equivalents		¥ 60
Trade receivables		190
Others		129
Total current assets		379
Property, plant and equipment		50
Intangible assets		1,113
Others		53
Total non-current assets		1,216
Total assets		1,595
Short-term borrowings		165
Trade notes and accounts payable		42
Accrued expense		219
Unearned income		133
Others		187
Total current liabilities		746
Deferred income taxes		361
Others		32
Non-current liabilities		393
Total liabilities		1,139
Total identified assets and liabilities		456
The fair value of business as of November 3, 2015		3,508
Purchase price (Cash)		3,508
Goodwill	[2]	¥ 3,052

[1]	The fair value of business as of September 4, 2015 was calculated by multiplying 197 yen which was the price of tender offer for per common share by NIEC's total number of common shares issued after deducting of the treasury shares.
[2]	The total amount of goodwill is not expected to be deductible for tax purposes.